Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Company accrued provisions for credit losses	$ 1,247,907	$ 753,447	$ 1,449,827
Company accrued provisions for credit losses, written off	1,247,907	543,315	1,449,827
Accounts receivable, allowance for credit loss	$ 2,197	207,269
Depreciation	5.00%			5.00%
Prepayments for lease of land	$ 285,553
Impairment losses	536,206
Impairment loss of goodwill	$ 5,617,865
Other revenues percentage	0.10%	0.30%	1.20%
Employee benefits, total expenses	$ 707,493	$ 817,345	$ 804,730
Research and development expenses	514,411	411,524	758,878
Advertising expenses	$ 4,197,993	$ 989,900	$ 2,204,233
Value added tax	6.00%			6.00%
Sale of product	13.00%
Amount of tax benefit	50.00%
Cash and cash equivalents	$ 254,876
	250,000
Cash equivalent	4,740,686
Cash balance	1,453,590
Deposit amount of certain investment account	$ 389,661
Zhongxin [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of minority shareholders	6.67%			6.67%
West Angel [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of minority shareholders	40.00%	40.00%		40.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Minor equity interest	3.00%			3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Minor equity interest	5.00%			5.00%
Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 7,548,694
Short term investment	5,241,677
CHINA
Summary of Significant Accounting Policies [Line Items]
Deposited in financial institutions	5,951,558
	$ 70,424			¥ 500,000
Use Rights [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	16 years			16 years
Use Rights [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	32 years			32 years